UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indi-rectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 946.80	$ 3.92
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.84	$ 4.07

* Expenses are equal to the Fund's annualized expense ratio of .81%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	5.2	3.5
Hewlett-Packard Co.	4.7	4.8
Google, Inc. Class A (sub. vtg.)	4.6	6.0
Ultra Petroleum Corp.	4.2	2.8
Valero Energy Corp.	3.6	4.2
Genentech, Inc.	3.2	3.0
Allergan, Inc.	3.0	3.0
Hess Corp.	2.9	0.0
American International Group, Inc.	2.6	3.1
Schlumberger Ltd. (NY Shares)	2.6	5.3
	36.6
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	25.9
Energy	17.6	17.4
Financials	15.5	18.9
Industrials	8.9	9.2
Health Care	8.8	9.3
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Stocks 94.9%		Stocks 97.4%
	Convertible Securities 1.1%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	29.1%	** Foreign investments	29.3%

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	443,400	$ 27,646
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	1,176,000	63,633
Media - 1.7%
The Walt Disney Co.	2,191,400	71,023
Specialty Retail - 1.0%
Home Depot, Inc.	1,650,000	43,808
Textiles, Apparel & Luxury Goods - 1.8%
Polo Ralph Lauren Corp. Class A (d)	1,236,068	76,871
TOTAL CONSUMER DISCRETIONARY		282,981
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.3%
Tesco PLC	12,262,725	96,902
Household Products - 2.5%
Procter & Gamble Co.	1,627,200	107,688
TOTAL CONSUMER STAPLES		204,590
ENERGY - 17.6%
Energy Equipment & Services - 4.5%
National Oilwell Varco, Inc. (a)	1,299,724	80,973
Schlumberger Ltd. (NY Shares)	1,300,200	112,402
		193,375
Oil, Gas & Consumable Fuels - 13.1%
Canadian Natural Resources Ltd.	1,391,600	104,308
Hess Corp.	1,344,401	125,271
Ultra Petroleum Corp. (a)(d)	2,270,500	178,166
Valero Energy Corp.	2,631,960	152,048
		559,793
TOTAL ENERGY		753,168
FINANCIALS - 15.5%
Capital Markets - 1.7%
Lehman Brothers Holdings, Inc.	1,418,700	72,340
Commercial Banks - 2.2%
Wells Fargo & Co.	3,237,400	94,629
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.3%
American Express Co. (d)	1,326,400	$ 56,107
Diversified Financial Services - 4.5%
Bank of America Corp.	2,370,500	94,204
Bolsa de Mercadorias & Futuros - BM&F SA	2,975,500	32,216
Bovespa Holding SA	2,307,000	36,753
GP Investments, Ltd. unit	894,155	32,025
		195,198
Insurance - 5.8%
ACE Ltd.	1,414,970	79,578
American International Group, Inc.	2,406,090	112,749
W.R. Berkley Corp.	1,914,425	55,116
		247,443
TOTAL FINANCIALS		665,717
HEALTH CARE - 8.8%
Biotechnology - 3.2%
Genentech, Inc. (a)	1,834,400	138,956
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	1,063,200	96,135
Pharmaceuticals - 3.4%
Allergan, Inc. (d)	2,152,000	127,463
Sirtris Pharmaceuticals, Inc. (d)(e)	1,484,375	17,723
		145,186
TOTAL HEALTH CARE		380,277
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	669,000	69,041
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)(d)	1,380,156	39,445
Commercial Services & Supplies - 1.6%
Corporate Executive Board Co.	1,600,100	64,980
Construction & Engineering - 2.4%
SNC-Lavalin Group, Inc.	2,341,500	102,364
Electrical Equipment - 2.4%
Alstom SA	199,700	41,965
First Solar, Inc. (a)	151,100	31,006
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR	1,422,000	$ 20,320
Sunpower Corp. Class A (a)(d)	150,000	9,858
		103,149
TOTAL INDUSTRIALS		378,979
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	3,560,000	86,757
Research In Motion Ltd. (a)	928,900	96,420
		183,177
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	4,282,400	204,570
Electronic Equipment & Instruments - 2.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,626,880	93,232
Internet Software & Services - 7.9%
Equinix, Inc. (a)(d)	1,427,000	98,962
Google, Inc. Class A (sub. vtg.) (a)	421,820	198,753
Mercadolibre, Inc. (d)	554,800	20,056
Telecity Group PLC	4,420,600	20,905
		338,676
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	2,500,000	47,925
Microchip Technology, Inc. (d)	2,362,000	72,702
		120,627
Software - 0.1%
Convera Corp. Class A (a)(d)	2,350,000	4,465
TOTAL INFORMATION TECHNOLOGY		944,747
MATERIALS - 6.7%
Chemicals - 5.2%
Monsanto Co.	1,926,600	222,871
Metals & Mining - 1.5%
Goldcorp, Inc.	908,400	39,224
Lihir Gold Ltd. (a)	6,438,063	24,933
		64,157
TOTAL MATERIALS		287,028
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
Cogent Communications Group, Inc. (a)(d)(e)	2,857,356	$ 55,661
Wireless Telecommunication Services - 1.5%
Crown Castle International Corp. (a)	1,716,254	61,940
TOTAL TELECOMMUNICATION SERVICES		117,601
UTILITIES - 1.0%
Electric Utilities - 1.0%
Electricite de France	463,300	43,208
TOTAL COMMON STOCKS (Cost $3,469,168)		4,058,296
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.1%
MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	320,800	47,256
Nonconvertible Preferred Stocks - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Slide, Inc. Series D (a)(f)	2,191,637	10,000
TOTAL PREFERRED STOCKS (Cost $54,891)		57,256
Convertible Bonds - 0.0%
Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27 (Cost $1,627)	$ 1,020	1,378
Money Market Funds - 10.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	173,771,495	$ 173,771
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	286,999,100	286,999
TOTAL MONEY MARKET FUNDS (Cost $460,770)		460,770
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $3,986,456)		4,577,700
NET OTHER ASSETS - (6.8)%		(289,899)
NET ASSETS - 100%		$ 4,287,801
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Slide, Inc. Series D	1/14/08	$ 10,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,983
Fidelity Securities Lending Cash Central Fund	696
Total	$ 2,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 64,449	$ 5,988	$ -	$ -	$ 55,661
Sirtris Pharmaceuticals, Inc.	4,392	18,435	-	-	17,723
Total	$ 68,841	$ 24,423	$ -	$ -	$ 73,384
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.9%
Canada	12.2%
Cayman Islands	3.0%
United Kingdom	2.8%
Netherlands Antilles	2.6%
Taiwan	2.2%
France	2.0%
Brazil	1.6%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $271,110) - See accompanying schedule: Unaffiliated issuers (cost $3,449,896)	$ 4,043,546
Fidelity Central Funds (cost $460,770)	460,770
Other affiliated issuers (cost $75,790)	73,384
Total Investments (cost $3,986,456)		$ 4,577,700
Receivable for investments sold		4,684
Receivable for fund shares sold		5,788
Dividends receivable		2,626
Interest receivable		1
Distributions receivable from Fidelity Central Funds		640
Prepaid expenses		12
Other receivables		19
Total assets		4,591,470

Liabilities
Payable for investments purchased	$ 10,035
Payable for fund shares redeemed	3,566
Accrued management fee	1,999
Other affiliated payables	900
Other payables and accrued expenses	170
Collateral on securities loaned, at value	286,999
Total liabilities		303,669

Net Assets		$ 4,287,801
Net Assets consist of:
Paid in capital		$ 3,601,054
Undistributed net investment income		1,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		591,258
Net Assets, for 187,542 shares outstanding		$ 4,287,801
Net Asset Value, offering price and redemption price per share ($4,287,801 ÷ 187,542 shares)		$ 22.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 20,997
Interest		13
Income from Fidelity Central Funds		2,679
Total income		23,689

Expenses
Management fee	$ 12,677
Transfer agent fees	4,843
Accounting and security lending fees	554
Custodian fees and expenses	110
Independent trustees' compensation	9
Registration fees	63
Audit	33
Legal	13
Miscellaneous	118
Total expenses before reductions	18,420
Expense reductions	(119)	18,301
Net investment income (loss)		5,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	150,222
Foreign currency transactions	(335)
Total net realized gain (loss)		149,887
Change in net unrealized appreciation (depreciation) on: Investment securities	(417,194)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		(417,180)
Net gain (loss)		(267,293)
Net increase (decrease) in net assets resulting from operations		$ (261,905)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,388	$ 3,258
Net realized gain (loss)	149,887	128,032
Change in net unrealized appreciation (depreciation)	(417,180)	487,352
Net increase (decrease) in net assets resulting from operations	(261,905)	618,642
Distributions to shareholders from net investment income	(3,680)	(7,741)
Distributions to shareholders from net realized gain	(134,318)	(1,961)
Total distributions	(137,998)	(9,702)
Share transactions Proceeds from sales of shares	752,313	828,633
Reinvestment of distributions	132,742	9,341
Cost of shares redeemed	(479,869)	(1,453,197)
Net increase (decrease) in net assets resulting from share transactions	405,186	(615,223)
Redemption fees	72	91
Total increase (decrease) in net assets	5,355	(6,192)

Net Assets
Beginning of period	4,282,446	4,288,638
End of period (including undistributed net investment income of $1,708 and $0, respectively)	$ 4,287,801	$ 4,282,446
Other Information Shares
Sold	29,888	34,880
Issued in reinvestment of distributions	5,014	416
Redeemed	(19,591)	(61,874)
Net increase (decrease)	15,311	(26,578)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006	2005	2004	2003
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 24.86	$ 21.57	$ 20.95	$ 18.27	$ 16.23	$ 13.59
Income from Investment Operations
Net investment income (loss) D	.03	.02	.06	.12 G	.03	.09
Net realized and unrealized gain (loss)	(1.25)	3.32	1.92	3.49	2.08	2.60
Total from investment operations	(1.22)	3.34	1.98	3.61	2.11	2.69
Distributions from net investment income	(.02)	(.04)	(.06)	(.11)	(.07)	(.05)
Distributions from net realized gain	(.76)	(.01)	(1.30)	(.82)	-	-
Total distributions	(.78)	(.05)	(1.36)	(.93)	(.07)	(.05)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.86	$ 24.86	$ 21.57	$ 20.95	$ 18.27	$ 16.23
Total Return B,C	(5.32)%	15.51%	9.76%	20.43%	13.03%	19.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.82%	.83%	.85%	.86%	.91%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.85%	.86%	.91%
Expenses net of all reductions	.80% A	.81%	.81%	.82%	.83%	.84%
Net investment income (loss)	.24% A	.08%	.30%	.63% G	.15%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 4,288	$ 4,282	$ 4,289	$ 3,144	$ 1,261	$ 872
Portfolio turnover rate F	47% A	47%	119%	68%	96%	139%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 854,980
Unrealized depreciation	(264,580)
Net unrealized appreciation (depreciation)	$ 590,400

Cost for federal income tax purposes	$ 3,987,300

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,208,978 and $1,045,807, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $696.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $57, respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $269.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	11,610,250,061.21	95.143
Withheld	592,704,240.35	4.857
TOTAL	12,202,954,301.56	100.000
Dennis J. Dirks
Affirmative	11,685,717,439.03	95.761
Withheld	517,236,862.53	4.239
TOTAL	12,202,954,301.56	100.000
Edward C. Johnson 3d
Affirmative	11,570,214,714.52	94.815
Withheld	632,739,587.04	5.185
TOTAL	12,202,954,301.56	100.000
Alan J. Lacy
Affirmative	11,664,859,946.20	95.590
Withheld	538,094,355.36	4.410
TOTAL	12,202,954,301.56	100.000
Ned C. Lautenbach
Affirmative	11,662,444,292.18	95.571
Withheld	540,510,009.38	4.429
TOTAL	12,202,954,301.56	100.000
Joseph Mauriello
Affirmative	11,675,031,038.16	95.674
Withheld	527,923,263.40	4.326
TOTAL	12,202,954,301.56	100.000
Cornelia M. Small
Affirmative	11,667,251,248.13	95.610
Withheld	535,703,053.43	4.390
TOTAL	12,202,954,301.56	100.000
William S. Stavropoulos
Affirmative	11,625,197,579.40	95.265
Withheld	577,756,722.16	4.735
TOTAL	12,202,954,301.56	100.000
David M. Thomas
Affirmative	11,678,121,052.04	95.699
Withheld	524,833,249.52	4.301
TOTAL	12,202,954,301.56	100.000
Michael E. Wiley
Affirmative	11,668,200,916.65	95.618
Withheld	534,753,384.91	4.382
TOTAL	12,202,954,301.56	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	9,287,010,671.33	76.105
Against	1,918,338,397.31	15.720
Abstain	604,518,107.25	4.954
Broker Non-Votes	393,087,125.67	3.221
TOTAL	12,202,954,301.56	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXF-USAN-0408
1.790938.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008